Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2015 Portfolio

September 30, 2019

VIPIFF2015-QTLY-1119
1.822893.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	126,234	$4,245,244
VIP Equity-Income Portfolio Investor Class (a)	198,627	4,447,257
VIP Growth & Income Portfolio Investor Class (a)	251,456	5,074,380
VIP Growth Portfolio Investor Class (a)	61,420	4,342,428
VIP Mid Cap Portfolio Investor Class (a)	40,357	1,236,553
VIP Value Portfolio Investor Class (a)	223,464	3,264,808
VIP Value Strategies Portfolio Investor Class (a)	131,234	1,598,435
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,629,983)		24,209,105

International Equity Funds - 21.1%
VIP Emerging Markets Portfolio Investor Class (a)	736,666	8,530,597
VIP Overseas Portfolio Investor Class (a)	622,190	13,370,860
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,694,404)		21,901,457

Bond Funds - 43.7%
Fidelity Inflation-Protected Bond Index Fund (a)	820,258	8,358,426
Fidelity Long-Term Treasury Bond Index Fund (a)	178,527	2,654,692
VIP High Income Portfolio Investor Class (a)	376,979	2,073,383
VIP Investment Grade Bond Portfolio Investor Class (a)	2,422,557	32,316,917
TOTAL BOND FUNDS
(Cost $42,893,567)		45,403,418

Short-Term Funds - 11.9%
VIP Government Money Market Portfolio Investor Class 1.77% (a)(b)
(Cost $12,356,255)	12,356,255	12,356,255
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $91,574,209)		103,870,235
NET OTHER ASSETS (LIABILITIES) - 0.0%		9
NET ASSETS - 100%		$103,870,244

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,817,585	$1,392,916	$1,450,699	$26,161	$23,404	$575,220	$8,358,426
Fidelity Long-Term Treasury Bond Index Fund	5,319,291	1,085,565	4,792,334	111,267	591,997	450,173	2,654,692
VIP Contrafund Portfolio Investor Class	4,901,480	906,917	1,887,844	594,001	116,094	208,597	4,245,244
VIP Emerging Markets Portfolio Investor Class	6,598,806	2,214,999	1,399,728	--	35,032	1,081,488	8,530,597
VIP Equity-Income Portfolio Investor Class	5,142,912	663,309	1,893,619	357,921	(118,721)	653,376	4,447,257
VIP Government Money Market Portfolio Investor Class 1.77%	11,248,273	2,799,992	1,692,010	191,712	--	--	12,356,255
VIP Growth & Income Portfolio Investor Class	5,862,583	1,134,331	2,238,479	638,295	231,064	84,881	5,074,380
VIP Growth Portfolio Investor Class	5,009,972	697,749	2,012,385	336,199	576,209	70,883	4,342,428
VIP High Income Portfolio Investor Class	1,971,533	165,803	282,281	17,080	(12,640)	230,968	2,073,383
VIP Investment Grade Bond Portfolio Investor Class	25,003,143	8,643,789	3,496,723	111,244	15,477	2,151,231	32,316,917
VIP Mid Cap Portfolio Investor Class	1,424,940	301,553	537,300	161,303	(19,683)	67,043	1,236,553
VIP Overseas Portfolio Investor Class	10,860,253	3,131,148	2,035,608	414,558	37,879	1,377,188	13,370,860
VIP Value Portfolio Investor Class	3,777,351	520,487	1,483,411	251,495	96,486	353,895	3,264,808
VIP Value Strategies Portfolio Investor Class	1,842,963	315,358	764,132	186,889	(23,338)	227,584	1,598,435
	96,781,085	23,973,916	25,966,553	3,398,125	1,549,260	7,532,527	103,870,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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